UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended: March 31, 2008
                                                       --------------

        Check here if Amendment |X|; Amendment Number:
                                                       --------------

                        This Amendment (Check only one):

                        |_| is a restatement.
                        |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

    Name:      Thomas W. Smith
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    Address:   323 Railroad Avenue        Greenwich      CT         06830
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               (Street)                   (City)         (State)    (Zip)

    Form 13F File Number:  028-04481

                  The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

         Name:   Thomas W. Smith
         Title:  Investment Manager
         Phone:  203-661-1200

Signature, Place, and Date of Signing:

         /s/ Thomas W. Smith
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[Signature]

         Greenwich, CT
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[City, State]

         May 15, 2008
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[Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings are in this report and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

                                 Report Summary:

         Number of Other Included Managers:         1
                                                    ---

         Form 13F Information Table Entry Total:    30
                                                    ---

         Form 13F Information Table Value Total:    $1,037,434 (thousands)
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THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE REPORTING PERSON'S FORM
13F FILED ON NOVEMBER 14, 2007 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT EXPIRED ON FEBRUARY 14, 2008.

List of Other Included Managers:

No.      Form 13F File No.:          Name:
---      ------------------          --------------------

01       028-10290                   Scott J. Vassalluzzo
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---      ------------------          --------------------

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

FORM 13F INFORMATION TABLE

                                                            VALUE    SHARES/    SH/ PUT/  INVSTMT    OTHER        VOTING AUTHORITY
     NAME OF ISSUER            TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT    PRN CALL  DSCRETN   MANAGERS   SOLE    SHARED   NONE
     --------------            --------------     -----    --------  -------    --- ----  -------   --------   ----    ------   ----
ACI WORLDWIDE, INC.                  COM        004498101    22706   1139861    SH         Other       01     1139861
BLACKROCK CORPORATE HIGH YIELD
   FUND III, INC.                    COM        09255M104      116     17850    SH         Sole                 17850
CEDAR FAIR LP                   DEPOSITRY UNIT  150185106     1857     79865    SH         Sole                 79865
COPART, INC.                         COM        217204106    27269    703533    SH         Sole                703533
COPART, INC.                         COM        217204106   142667   3680782    SH         Other       01     3680782
CREDIT ACCEPTANCE CORP.              COM        225310101     7483    481825    SH         Sole                481825
CREDIT ACCEPTANCE CORP.              COM        225310101    63261   4073462    SH         Other       01     4073462
DEALERTRACK HOLDINGS, INC.           COM        242309102    15552    769132    SH         Other       01      769132
HOUSEVALUES INC.                     COM        44183Y102      323    137040    SH         Sole                137040
HOUSEVALUES INC.                     COM        44183Y102     3044   1289931    SH         Other       01     1289931
IRON MOUNTAIN, INC.                  COM        462846106     6690    253008    SH         Sole                253008
IRON MOUNTAIN, INC.                  COM        462846106    94150   3560897    SH         Other       01     3560897
LIFE TIME FITNESS, INC.              COM        53217R207     6924    221845    SH         Sole                221845
LIFE TIME FITNESS, INC.              COM        53217R207    33889   1085850    SH         Other       01     1085850
MOBILE MINI, INC.                    COM        60740F105     8079    425219    SH         Sole                425219
MOBILE MINI, INC.                    COM        60740F105    40805   2147619    SH         Other       01     2147619
PRE-PAID LEGAL SERVICES, INC.        COM        740065107    12347    291130    SH         Sole                291130
PRE-PAID LEGAL SERVICES, INC.        COM        740065107    91709   2162437    SH         Other       01     2162437
SCP POOL CORPORATION                 COM        73278L105     5359    283677    SH         Sole                283677
SCP POOL CORPORATION                 COM        73278L105     4156    220000    SH         Other       01      220000
SEI INVESTMENTS CO                   COM        784117103    38017   1539792    SH         Sole               1539792
SEI INVESTMENTS CO                   COM        784117103   257859  10443872    SH         Other       01    10443872
STAPLES INC.                         COM        855030102      608     27500    SH         Sole                 27500
TRACTOR SUPPLY CO.                   COM        892356106     5251    132873    SH         Sole                132873
TRACTOR SUPPLY CO.                   COM        892356106    55147   1395411    SH         Other       01     1395411
U.S. AUTO PARTS NETWORK, INC.        COM        90343C100     9339   2918399    SH         Other       01     2918399
W HOLDING COMPANY INC.               COM        929251106     2764   2322765    SH         Sole               2322765
W HOLDING COMPANY INC.               COM        929251106     9789   8225869    SH         Other       01     8225869
WORLD ACCEPTANCE CORP.               COM        981419104     7634    239688    SH         Sole                239688
WORLD ACCEPTANCE CORP.               COM        981419104    62641   1966741    SH         Other       01     1966741

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